UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St, Omaha,   NE

  68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/13

Item 1.  Schedule of Investments.

13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013
Shares		Value

	COMMON STOCK - 94.1%
	AEROSPACE/DEFENSE - 4.2%
15,811	Esterline Technologies Corp. *	$ 1,142,977
18,333	Rockwell Collins, Inc.	1,162,495
		2,305,472
	AUTO PARTS & EQUIPMENT - 2.8%
25,818	Lear Corp.	1,560,956

	BEVERAGES - 3.7%
32,454	Beam, Inc.	2,048,172

	CHEMICALS - 5.1%
13,802	Agrium, Inc.	1,200,222
19,846	Ashland, Inc.	1,657,141
		2,857,363
	COMMERCIAL SERVICES - 2.7%
37,685	ADT Corp.	1,501,747

	COMPUTERS - 10.0%
33,489	CACI International, Inc. - Cl. A *	2,126,217
78,976	Dell, Inc.	1,054,330
72,131	Mentor Graphics Corp.	1,410,161
22,304	MICROS Systems, Inc. *	962,418
		5,553,126
	FOOD - 3.4%
29,279	Hain Celestial Group, Inc. *	1,902,257

	INTERNET - 9.3%
8,160	Netflix, Inc. *	1,722,494
62,175	WebMD Health Corp. - Cl. A *	1,826,080
63,511	Yahoo!, Inc. *	1,594,761
		5,143,335
	METAL FABRICATE/HARDWARE - 2.2%
21,779	Timken Co.	1,225,722

	OIL & GAS - 5.1%
83,612	Chesapeake Energy Corp.	1,704,013
23,938	Transocean Ltd.	1,147,827
		2,851,840
	OIL & GAS SERVICES - 3.1%
18,424	Oil States International, Inc. *	1,706,799

	PHARMACEUTICALS - 7.6%
32,347	Forest Laboratories, Inc. *	1,326,227
33,522	Valeant Pharmaceuticals International, Inc. *	2,885,574
		4,211,801

	13D Activist Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
	June 30, 2013
Shares		Value

	REAL ESTATE - 7.6%
67,168	CBRE Group, Inc. - Cl. A *	$ 1,569,044
23,933	Howard Hughes Corp. *	2,682,650
		4,251,694
	REITS - 2.8%
67,693	CommonWealth REIT	1,565,062

	RETAIL - 4.0%
23,318	Cracker Barrel Old Country Store, Inc.	2,207,282

	SEMICONDUCTORS - 1.7%
147,596	PMC - Sierra, Inc. *	937,235

	SOFTWARE - 8.3%
41,870	Adobe Systems, Inc. *	1,907,597
162,713	Compuware Corp.	1,684,080
67,259	Take-Two Interactive Software, Inc. *	1,006,867
		4,598,544
	TELECOMMUNICATIONS - 6.5%
35,974	Motorola Solutions, Inc.	2,076,779
55,473	tw telecom, Inc. - Cl. A *	1,561,010
		3,637,789
	TRANSPORTATION - 4.0%
18,370	Canadian Pacific Railway Ltd.	2,229,751

	TOTAL COMMON STOCK (Cost - $49,653,524)	52,295,947

	SHORT-TERM INVESTMENTS - 6.9%
	MONEY MARKET FUND - 6.9%
3,865,468	BlackRock Liquidity Funds - T-Fund, Institutional Shares, 0.01% **
	TOTAL SHORT-TERM INVESTMENTS (Cost - $3,865,468)	3,865,468

	TOTAL INVESTMENTS - 101.0% (Cost - $53,518,992)(a)	$ 56,161,415
	OTHER LIABILITIES LESS ASSETS - NET - (1.0) %	(573,922)
	NET ASSETS - 100.0%	$ 55,587,493

* Non-income producing security.
** Money market fund; interest rate reflects seven-day effective yield on June 30, 2013.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $53,542,360 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 3,421,297
	Unrealized Depreciation:	(802,242)
	Net Unrealized Appreciation:	$ 2,619,055

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

8/13/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

8/13/2013

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

8/13/2013